Other current liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Derivative financial instruments	[1]	$ 124.5	$ 109.4
Accrued interest expense		17.9	19.5
Accrued expenses		22.5	65.6
Employee withheld taxes, social security and vacation payment		18.7	33.2
Withheld business taxes		6.6	20.2
Short term portion of deferred revenues		21.6	19.9
Total other current liabilities		$ 211.8	$ 267.8

[1]	Derivative financial instruments consist of unrealized losses on interest rate swaps, cross currency swaps and foreign exchange rate forwards. Additional disclosure has been provided in Note 22.